Finance income and costs (Details) - GBP (£) £ in Millions	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Finance income
Interest income from financing activities	£ 143	£ 52
Net interest on pensions and other post-retirement benefit obligations	50	51
Net gains/(losses) on financial assets at fair value through profit and loss	3	(8)
Other interest income	38	20
Finance income	234	115
Interest costs [abstract]
Interest expense on financial instruments	(950)	(903)
Unwinding of discount on provisions and other liabilities	(64)	(50)
Other interest	(21)	(8)
Net (losses) gains on derivative financial instruments	(15)	34
Less: interest capitalised	134	127
Finance costs	(916)	(800)
Net finance costs	(682)	(685)
Principal accretion on inflation-linked debt	87	149
Principal accretion on inflation-linked swaps, expense (income)	£ (4)	£ 18
Capitalisation rate of borrowing costs eligible for capitalisation	4.30%	4.70%
Tax relief on capitalised interest	£ 16	£ 21